UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2012. The net asset values (NAV) per share at that date were $8.43, $8.36 and $8.47 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended April 30, 2012
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class A	7.69%
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class C	7.35%
Cohen & Steers Emerging Markets Real Estate Fund, Inc.—Class I	7.87%
FTSE EPRA/NAREIT Emerging Real Estate Index—net[a]	8.24%
S&P 500 Index[a]	12.77%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry to deter investors from arbitraging funds with a large percentage of non-U.S. holdings. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The FTSE EPRA/NAREIT Emerging Real Estate Index is an unmanaged portfolio of approximately 126 constituents from 17 countries and is designed to track the performance of listed real estate companies in emerging market countries worldwide and is net of dividend withholding tax. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Investment Review

The six-month period ending April 30, 2012 was positive for most emerging real estate markets. The group struggled early on, but a rally took hold in January as several encouraging developments eased macro risk concerns to the benefit of stocks broadly: improved liquidity for European banks, evidence of a soft landing in China and continued signs of U.S. growth. Moreover, emerging markets were generally lifted by a trend away from policy tightening as inflation moderated.

China had a return of +18.5%b for the period. The market declined sharply through much of 2011 amid severe policy tightening, but conditions improved in November when the government lowered the reserve requirement ratio (effectively reducing borrowing rates) for the first time in three years. GDP growth slowed to 8.1% in the first quarter of 2012, which, along with falling home prices, suggested that additional easing in various forms could be in store.

The prospect of a better growth outlook and milder inflation in the region helped other Asia Pacific countries, including Thailand (+48.8%), Indonesia (+27.7%) and the Philippines (+29.7%). India was an outlier, declining 16.5%. In April, the Reserve Bank of India lowered its repo rate for the first time in three years, but a concerning inflation reading led to expectations that further cuts were unlikely.

Brazil (+2.2%) underperformed despite several interest-rate reductions by the country's central bank (rates fell from 11.5% to 9% in the period). Several large homebuilders suffered sharp declines, as earnings results revealed significant operational challenges, including cost overruns and project delays related to third-party contractors. PDG Realty suffered the most, declining about 40% (in local currency terms) amid difficulties with integrating a recent acquisition, as well as concerns over CEO succession.

In Mexico (–2.2%), homebuilders were volatile, reflecting choppy fundamentals—government incentives have shifted in favor of vertical housing, and developers have had difficulties managing the transition. In news, Fibra Uno, Mexico's first REIT, had a $600 million equity raise. The company seeks to acquire income-producing properties at attractive prices. South Africa (+12.4%) was a relatively steady performer. Its economy continued to display stable growth that is slowly improving.

The Fund's benchmark was adjusted

In March 2012, FTSE EPRA/NAREIT rebalanced and expanded its Emerging Market Real Estate Index. Among the changes, several large China companies migrated from FTSE EPRA's developed real estate index. As of April 30, China accounted for 27% of the emerging market index, up from 7% at the start of the period, and the index was more balanced between China and Brazil.

Fund performance

The Fund had a positive total return for the period but modestly underperformed its benchmark. The predominant factor affecting performance on both an absolute and relative basis was stock selection in Brazil, where we had an overweight position in PDG Realty SA Empreendimentos e Participacoes. We continue to view the shares as attractive on a relative-value basis, as housing demand remains healthy and we have confidence in management's ability to resolve recent operational hurdles. Other detractors from relative performance included our overweight in Brazil and stock selection in Malaysia (which had a +6.3% return in the index).

b  Country returns in local currencies as measured by the FTSE EPRA/NAREIT Emerging Real Estate Index.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Factors that benefited performance included favorable stock selection in South Africa, Indonesia, China and Thailand. Relative returns were also helped by our overweights in Thailand, Indonesia and the Philippines, markets we favor in part based on their ability to manage inflation through effective central bank policies.

Investment Outlook

In a global economy characterized by moderating inflation and tepid growth in developed markets, we believe emerging markets real estate securities offer attractive upside potential on a risk-adjusted basis. Policymakers in emerging economies have indicated increasing comfort with accommodative monetary policies, while domestic demand remains robust, creating a positive operating environment for both landlords and developers. On a relative value basis, we are finding more opportunities in residential developers, as we believe share prices remain depressed following their poor 2011 returns.

In response to the benchmark adjustments in March, we shifted some of our Brazil allocation to China, as we believe China developers will be among the primary beneficiaries of policy easing. We remain underweight Mexico and continue to view the Middle East as unsuitable for investment due to political instability and corporate governance issues. Although we remain cautious in Eastern Europe, we have assumed a modest position in the Czech Republic in response to the benchmark index rebalancing.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	JON CHEIGH

Portfolio Manager	Portfolio Manager

LUKE SULLIVAN	JASON YABLON

Portfolio Manager	Portfolio Manager

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended April 30, 2012a

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–13.49%[b]	–10.93%[c]	—
1 Year (without sales charge)	–9.42%	–10.03%	–9.13%
5 Years (with sales charge)	–5.73%[b]	–5.46%	—
5 Years (without sales charge)	–4.86%	–5.46%	–4.51%
Since Inception[d] (with sales charge)	–0.10%[b]	0.06%	—
Since Inception[d] (without sales charge)	0.70%	0.06%	1.07%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The gross and net expense ratios, respectively, for each class of shares as disclosed in the March 1, 2012 prospectus were as follows: Class A—2.52% and 1.80%; Class C—3.17% and 2.45%; and Class I—2.18% and 1.45%. Through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.

a  Effective March 1, 2011, the Fund changed its investment strategy to invest in securities issued by emerging markets real estate companies and other investments with economic characteristics similar to such securities.

b  Reflects a 4.50% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1%.

d  Inception date of July 31, 2006.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011—April 30, 2012.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period[a] November 1, 2011– April 30, 2012
Class A
Actual (7.69% return)	$1,000.00	$1,076.90	$9.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.02
Class C
Actual (7.35% return)	$1,000.00	$1,073.50	$12.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.68	$12.26
Class I
Actual (7.87% return)	$1,000.00	$1,078.70	$7.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratios of 1.80%, 2.45% and 1.45%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 2.64%, 3.29% and 2.30%, respectively.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

APRIL 30, 2012

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
China Overseas Land & Investment Ltd.	$4,861,877	10.3
BR Malls Participacoes SA	2,803,275	5.9
PDG Realty SA Empreendimentos e Participacoes	2,748,578	5.8
Growthpoint Properties Ltd.	2,477,456	5.2
MRV Engenharia e Participacoes SA	2,454,054	5.2
China Resources Land Ltd.	2,303,009	4.9
Evergrande Real Estate Group Ltd.	2,042,264	4.3
BR Properties SA	1,711,959	3.6
China Vanke Co., Ltd. (HKD)	1,707,375	3.6
Multiplan Empreendimentos Imobiliarios SA	1,364,011	2.9

Country Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2012 (Unaudited)

		Number of Shares	Value
COMMON STOCK	100.1%
AUSTRALIA	0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)[a,b,c]		4,044,867	$0
AUSTRIA	1.8%
DIVERSIFIED	1.1%
Immofinanz Immobilien Anlagen AGc		140,578	494,237
RETAIL	0.7%
Atrium European Real Estate Ltd.		71,077	346,231
TOTAL AUSTRIA			840,468
BRAZIL	26.0%
OFFICE	3.6%
BR Properties SA		137,981	1,711,959
RESIDENTIAL	13.6%
Brookfield Incorporacoes SA		215,278	566,952
Ez Tec Empreendimentos e Participacoes SA		62,726	692,696
MRV Engenharia e Participacoes SA		421,803	2,454,054
PDG Realty SA Empreendimentos e Participacoes		1,164,267	2,748,578
			6,462,280
RETAIL	8.8%
BR Malls Participacoes SA		225,653	2,803,275
Multiplan Empreendimentos Imobiliarios SA		57,778	1,364,011
			4,167,286
TOTAL BRAZIL			12,341,525
CHILE	0.8%
RETAIL
Parque Arauco SA		186,776	362,887
CHINA	5.8%
DIVERSIFIED	2.2%
Guangzhou R&F Properties Co., Ltd. Class H (HKD)		770,800	1,029,237
RESIDENTIAL	3.6%
China Vanke Co., Ltd. (HKD)		1,278,661	1,707,375
TOTAL CHINA			2,736,612

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2012 (Unaudited)

		Number of Shares	Value
HONG KONG[d]	25.2%
DIVERSIFIED	11.4%
China Resources Land Ltd.		1,196,000	$2,303,009
Evergrande Real Estate Group Ltd.		3,529,000	2,042,264
Longfor Properties Co., Ltd.		671,000	1,070,673
			5,415,946
RESIDENTIAL	13.8%
China Overseas Land & Investment Ltd.		2,240,000	4,861,877
Country Garden Holdings Co.[c]		2,300,000	996,050
Poly Hong Kong Investments Ltd.[c]		1,270,000	667,848
			6,525,775
TOTAL HONG KONG			11,941,721
INDIA	4.2%
DIVERSIFIED	1.8%
DLF Ltd.		240,635	855,693
RESIDENTIAL	1.4%
Unitech Ltd.[c]		1,289,169	649,477
RETAIL	1.0%
Phoenix Mills Ltd.		117,312	466,799
TOTAL INDIA			1,971,969
INDONESIA	7.6%
DIVERSIFIED	1.0%
Lippo Karawaci Tbk PT		5,430,500	490,432
RESIDENTIAL	4.5%
Alam Sutera Realty Tbk PT		11,730,000	765,791
Summarecon Agung Tbk PT		7,136,501	1,343,360
			2,109,151
RETAIL	2.1%
Ciputra Development Tbk PT		12,095,500	1,000,226
TOTAL INDONESIA			3,599,809

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2012 (Unaudited)

		Number of Shares	Value
MALAYSIA	2.7%
DIVERSIFIED	1.4%
Mah Sing Group Berhad		516,800	$334,742
SP Setia Berhad		285,700	341,782
			676,524
RESIDENTIAL	0.8%
IJM Land Bhd		519,200	379,191
RETAIL	0.5%
CapitaMalls Malaysia Trust		531,200	252,785
TOTAL MALAYSIA			1,308,500
MEXICO	1.8%
DIVERSIFIED	1.1%
Fibra Uno Administracion SA		250,684	500,369
RESIDENTIAL	0.7%
Urbi Desarrollos Urbanos SAB de CVc		320,862	337,219
TOTAL MEXICO			837,588
PHILIPPINES	7.6%
DIVERSIFIED	2.6%
Ayala Land		2,465,891	1,252,804
RESIDENTIAL	2.3%
Filinvest Land		17,081,677	546,193
Robinsons Land Corp.		1,315,500	539,660
			1,085,853
RETAIL	2.7%
SM Prime Holdings		3,186,151	1,260,273
TOTAL PHILIPPINES			3,598,930
SOUTH AFRICA	11.1%
DIVERSIFIED	7.0%
Capital Property Fund		413,218	492,778
Growthpoint Properties Ltd.		917,054	2,477,456
Redefine Properties Ltd.		346,484	367,730
			3,337,964

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2012 (Unaudited)

		Number of Shares	Value
RETAIL	4.1%
Hyprop Investments Ltd.		128,016	$946,943
Resilient Property Income Fund Ltd.		193,255	977,046
			1,923,989
TOTAL SOUTH AFRICA			5,261,953
THAILAND	5.5%
RESIDENTIAL	3.7%
LPN Development PCL		1,904,700	1,071,587
Supalai PCL		1,310,900	699,147
			1,770,734
RETAIL	1.8%
Central Pattana PCL		518,400	847,141
TOTAL THAILAND			2,617,875
TOTAL INVESTMENTS (Identified cost—$46,139,322)	100.1%		47,419,837
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(32,873)
NET ASSETS	100.0%		$47,386,964

Glossary of Portfolio Abbreviations

EUR  Euro Currency

HKD  Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

b  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

c  Non-income producing security.

d  Investments comply with emerging markets definition as disclosed in the Fund's prospectus.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SECTOR BREAKDOWN (Unaudited)

April 30, 2012

Sector Summary	% of Market Value
Residential	44.4
Diversified	29.6
Retail	22.4
Office	3.6
100.0

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$46,139,322)	$47,419,837
Receivable for:
Investment securities sold	3,137,295
Fund shares sold	158,776
Dividends	74,233
Other assets	708
Total Assets	50,790,849
LIABILITIES:
Payable for:
Due to custodian	2,933,240
Foreign capital gains	169,471
Fund shares redeemed	62,765
Investment advisory fees	22,231
Administration fees	4,163
Distribution fees	1,582
Shareholder servicing fees	1,391
Directors' fees	297
Other liabilities	208,745
Total Liabilities	3,403,885
NET ASSETS	$47,386,964
NET ASSETS consist of:
Paid-in capital	$139,547,619
Dividends in excess of net investment income	(176,891)
Accumulated net realized loss	(93,089,087)
Net unrealized appreciation	1,105,323
$47,386,964

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2012 (Unaudited)

CLASS A SHARES:
NET ASSETS	$19,771,325
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,344,715
Net asset value and redemption price per share	$8.43
Maximum offering price per share ($8.43 ÷ 0.955)[a]	$8.83
CLASS C SHARES:
NET ASSETS	$11,838,024
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,415,677
Net asset value and offering price per share[b]	$8.36
CLASS I SHARES:
NET ASSETS	$15,777,615
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,862,546
Net asset value, offering, and redemption price per share	$8.47

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2012 (Unaudited)

Investment Income:
Dividend income (net of $10,928 of foreign withholding tax)	$369,948
Expenses:
Investment advisory fees	226,868
Custodian fees and expenses	82,101
Distribution fees—Class A	24,006
Distribution fees—Class C	45,145
Professional fees	60,606
Administration fees	52,899
Shareholder reporting expenses	40,492
Registration and filing fees	29,848
Shareholder servicing fees—Class A	9,602
Shareholder servicing fees—Class C	15,048
Shareholder servicing fees—Class I	823
Transfer agent fees and expenses	16,471
Directors' fees and expenses	2,085
Line of credit fees	1,159
Miscellaneous	7,260
Total Expenses	614,413
Reduction of Expenses (See Note 2)	(191,652)
Net Expenses	422,761
Net Investment Loss	(52,813)
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments (net of $79,457 of foreign capital gains tax)	(97,196)
Foreign currency transactions	(67,996)
Net realized loss	(165,192)
Net change in unrealized appreciation (depreciation) on:
Investments (net of $83,689 of foreign capital gains tax)	3,297,726
Foreign currency translations	(8,931)
Net change in unrealized appreciation (depreciation)	3,288,795
Net realized and unrealized gain	3,123,603
Net Increase in Net Assets Resulting from Operations	$3,070,790

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31, 2011
Change in Net Assets:
From Operations:
Net investment income (loss)	$(52,813)	$578,752
Net realized gain (loss)	(165,192)	9,633,879
Net change in unrealized appreciation (depreciation)	3,288,795	(15,364,207)
Net increase (decrease) in net assets resulting from operations	3,070,790	(5,151,576)
Dividends to Shareholders from
Net Investment Income:
Class A	(331,061)	(1,717,104)
Class C	(206,519)	(1,105,050)
Class I	(278,395)	(1,119,241)
Total dividends to shareholders	(815,975)	(3,941,395)
Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	817,522	(5,833,724)
Total increase (decrease) in net assets	3,072,337	(14,926,695)
Net Assets:
Beginning of period	44,314,627	59,241,322
End of period[a]	$47,386,964	$44,314,627

a  Includes dividends in excess of net investment income and accumulated undistributed net investment income of $176,891 and $691,897, respectively.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended	For the Year Ended October 31,
Per Share Operating Performance:	April 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.00	$9.41	$9.15	$6.97	$16.73	$12.39
Income from investment operations:
Net investment income (loss)[a]	(0.00)[b]	0.11 [c]	0.11	0.12	0.12	0.09
Net realized and unrealized gain (loss)	0.59	(0.86)	1.19	2.09	(8.45)	4.56
Total from investment operations	0.59	(0.75)	1.30	2.21	(8.33)	4.65
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.66)	(1.04)	(0.03)	(0.92)	(0.29)
Net realized gain	—	—	—	—	(0.46)	(0.04)
Tax return of capital	—	—	—	—	(0.07)	—
Total dividends and distributions to shareholders	(0.16)	(0.66)	(1.04)	(0.03)	(1.45)	(0.33)
Redemption fees retained by the Fund	0.00 [b]	0.00 [b]	0.00 [b]	0.00 [b]	0.02	0.02
Net increase (decrease) in net asset value	0.43	(1.41)	0.26	2.18	(9.76)	4.34
Net asset value, end of period	$8.43	$8.00	$9.41	$9.15	$6.97	$16.73
Total investment return[d]	7.69%[e]	–8.52%	15.88%	31.80%	–53.78%	38.44%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued) (Unaudited)

	Class A
	For the Six Months Ended	For the Year Ended October 31,
Ratios/Supplemental Data:	April 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$19.8	$16.8	$27.0	$28.7	$42.4	$167.0
Ratio of expenses to average daily net assets (before expense reduction)	2.64%[f,g]	2.52%[f]	2.19%[f]	2.37%	1.86%	1.86%
Ratio of expenses to average daily net assets (net of expense reduction)	1.80%[f,g]	1.80%[f]	1.80%[f]	1.80%	1.79%	1.80%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.96)%[f,g]	0.47%[f]	0.86%[f]	1.08%	0.98%	0.56%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(0.12)%[f,g]	1.19%[f]	1.26%[f]	1.65%	1.04%	0.62%
Portfolio turnover rate	62%[e]	169%	94%	134%	77%	100%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Non class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued) (Unaudited)

	Class C
	For the Six Months Ended	For the Year Ended October 31,
Per Share Operating Performance:	April 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$7.93	$9.33	$9.08	$6.93	$16.65	$12.37
Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.04 [b]	0.05	0.07	0.05	(0.00)[c]
Net realized and unrealized gain (loss)	0.60	(0.84)	1.18	2.09	(8.43)	4.55
Total from investment operations	0.56	(0.80)	1.23	2.16	(8.38)	4.55
Less dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.60)	(0.98)	(0.01)	(0.83)	(0.25)
Net realized gain	—	—	—	—	(0.46)	(0.04)
Tax return of capital	—	—	—	—	(0.07)	—
Total dividends and distributions to shareholders	(0.13)	(0.60)	(0.98)	(0.01)	(1.36)	(0.29)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.02	0.02
Net increase (decrease) in net asset value	0.43	(1.40)	0.25	2.15	(9.72)	4.28
Net asset value, end of period	$8.36	$7.93	$9.33	$9.08	$6.93	$16.65
Total investment return[d]	7.35%[e]	–9.09%	15.05%	31.17%	–54.10%	37.53%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued) (Unaudited)

	Class C
	For the Six Months Ended	For the Year Ended October 31,
Ratios/Supplemental Data:	April 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$11.8	$13.0	$18.3	$21.5	$25.9	$87.9
Ratio of expenses to average daily net assets (before expense reduction)	3.29%[f,g]	3.17%[f]	2.84%[f]	3.02%	2.51%	2.51%
Ratio of expenses to average daily net assets (net of expense reduction)	2.45%[f,g]	2.45%[f]	2.45%[f]	2.45%	2.44%	2.45%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(1.73)%[f,g]	(0.21)%[f]	0.22%[f]	0.39%	0.38%	(0.06)%
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	(0.89)%[f,g]	0.51%[f]	0.62%[f]	0.97%	0.44%	(0.01)%
Portfolio turnover rate	62%[e]	169%	94%	134%	77%	100%

a  Calculation based on average shares outstanding.

b  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Non class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued) (Unaudited)

	Class I
	For the Six Months Ended	For the Year Ended October 31,
Per Share Operating Performance:	April 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$8.04	$9.46	$9.19	$6.98	$16.77	$12.40
Income from investment operations:
Net investment income[a]	0.01	0.13 [b]	0.14	0.14	0.18	0.14
Net realized and unrealized gain (loss)	0.59	(0.86)	1.20	2.11	(8.49)	4.57
Total from investment operations	0.60	(0.73)	1.34	2.25	(8.31)	4.71
Less dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.69)	(1.07)	(0.04)	(0.97)	(0.32)
Net realized gain	—	—	—	—	(0.46)	(0.04)
Tax return of capital	—	—	—	—	(0.07)	—
Total dividends and distributions to shareholders	(0.17)	(0.69)	(1.07)	(0.04)	(1.50)	(0.36)
Redemption fees retained by the Fund	0.00 [c]	0.00 [c]	0.00 [c]	0.00 [c]	0.02	0.02
Net increase (decrease) in net asset value	0.43	(1.42)	0.27	2.21	(9.79)	4.37
Net asset value, end of period	$8.47	$8.04	$9.46	$9.19	$6.98	$16.77
Total investment return	7.87%[d]	–8.13%[e]	16.25%[e]	32.38%	–53.64%	38.96%

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

FINANCIAL HIGHLIGHTS — (Continued) (Unaudited)

	Class I
	For the Six Months Ended	For the Year Ended October 31,
Ratios/Supplemental Data:	April 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$15.8	$14.5	$13.9	$17.4	$18.1	$54.4
Ratio of expenses to average daily net assets (before expense reduction)	2.30%[f,g]	2.17%[f]	1.84%[f]	2.00%	1.50%	1.50%
Ratio of expenses to average daily net assets (net of expense reduction)	1.45%[f,g]	1.45%[f]	1.45%[f]	1.45%	1.44%	1.45%
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.67)%[f,g]	0.78%[f]	1.21%[f]	1.39%	1.45%	0.89%
Ratio of net investment income to average daily net assets (net of expense reduction)	0.18%[f,g]	1.50%[f]	1.60%[f]	1.95%	1.51%	0.94%
Portfolio turnover rate	62%[d]	169%	94%	134%	77%	100%

a  Calculation based on average shares outstanding.

b  16.7% of gross income was attributable to dividends paid by Growthpoint Properties Ltd.

c  Amount is less than $0.005.

d  Not annualized.

e  The net asset value (NAV) disclosed in the October 31, 2010 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on October 31, 2010. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on October 31, 2010.

f  Non class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Emerging Markets Real Estate Fund, Inc. (the Fund), formerly Cohen & Steers Asia Pacific Realty Shares, Inc., was incorporated under the laws of the State of Maryland on April 24, 2006 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. On March 1, 2011, the Fund's name change was effective. Additionally, the Fund's policy with respect to the investment of at least 80% of its net assets changed to, under normal market conditions, investing at least 80% of its net assets in securities issued in emerging markets real estate companies and other investments with economic characteristics similar to such securities. The Fund's investment objective remains total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Under procedures approved by the Fund's Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures which are approved annually by the Fund's Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2012.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$47,419,837	$47,419,837	$—	$—	[a]
Total Investments[b]	$47,419,837	$47,419,837	$—	$—

a  BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund's fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

b  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing on the date of valuation; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates on investments from the changes in market prices of securities.

Foreign and Emerging Markets Securities: The Fund may directly purchase securities of foreign issuers, including issuers in emerging markets. Investing in securities of foreign issuers, and in particular issuers in emerging markets, involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

their prices more volatile than those of securities of comparable U.S. issuers. These risks may be more pronounced in emerging markets than in developed markets.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash. These dividends and distributions are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of April 30, 2012, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the Fund.

For the six months ended April 30, 2012, and through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares and extraordinary expenses) to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares. This contractual agreement can be amended

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

at any time by agreement of the Fund and the advisor. For the six months ended April 30, 2012, fees waived and/or expenses reimbursed totaled $191,652.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively, the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreement, the advisor (not the Fund) pays the subadvisors. The advisor allocates 50% of the advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average assets managed by the advisor and each subadvisor.

Prior to March 1, 2011, Cohen & Steers Asia Limited was the sole subadvisor and provided investment research and advice on Asia Pacific real estate companies and may have provided advisory services to the Fund. For its services provided under the subadvisory agreement, the advisor (not the Fund) allocated 50% of its investment advisory fee received from the Fund between itself and the subadvisor based on the portion of the Fund's average assets managed by the advisor and subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2012, the Fund paid the advisor $22,687 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended April 30, 2012, the Fund has been advised that the distributor received $737 in sales commissions from the sale of Class A shares and $403 of contingent deferred sales charges relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the contingent deferred sales charges on this class are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class and interest and other financing costs associated with this class.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Effective January 1, 2012, the Board of Directors of the Fund approved the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays the distributor a fee at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class I shares.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor which was reimbursed by the Fund in the amount of $347 for the six months ended April 30, 2012.

Other: At April 30, 2012, there was one investor owning 14.1% of the Fund's outstanding shares. Investment activities of this shareholder could have a significant impact on the Fund.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2012, totaled $28,838,179 and $28,858,139, respectively.

Note 4. Income Tax Information

As of April 30, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$46,139,322
Gross unrealized appreciation	$6,099,941
Gross unrealized depreciation	(4,819,426)
Net unrealized appreciation	$1,280,515

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized by the Fund after October 31, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, thereby increasing the chances that all or a portion of the pre-enactment losses will not be able to be utilized prior to their expiration. As of October 31, 2011, the Fund had a net capital loss carryforward of $92,844,030, of which $51,390,511 will expire on October 31, 2016, $37,894,969 will expire on October 31, 2017, $2,592,353 will expire on October 31, 2018 and $966,197 will expire on October 31, 2019. This carryforward may be used to offset future capital gains to the extent provided by regulations.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 225 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011
	Shares	Amount	Shares	Amount
Class A:
Sold	926,144	$7,601,533	506,407	$4,466,649
Issued as reinvestment of dividends	38,985	276,400	156,577	1,357,668
Redeemed	(716,602)	(5,879,106)	(1,440,035)	(12,721,409)
Redemption fees retained by the Fund[a]	—	295	—	886
Net increase (decrease)	248,527	$1,999,122	(777,051)	$(6,896,206)
Class C:
Sold	71,626	$562,229	313,017	$2,793,757
Issued as reinvestment of dividends	16,066	113,263	68,524	588,942
Redeemed	(307,024)	(2,403,526)	(703,620)	(6,161,696)
Redemption fees retained by the Fund[a]	—	201	—	609
Net decrease	(219,332)	$(1,727,833)	(322,079)	$(2,778,388)
Class I:
Sold	450,391	$3,625,202	1,125,047	$10,075,499
Issued as reinvestment of dividends	12,238	87,015	38,153	332,198
Redeemed	(412,372)	(3,166,200)	(823,892)	(6,567,334)
Redemption fees retained by the Fund[a]	—	216	—	507
Net increase	50,257	$546,233	339,308	$3,840,870

a  The Fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the Fund.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 25, 2013. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. For the period November 1, 2011 through January 27, 2012, the commitment fee was 0.125%.

During the six months ended April 30, 2012, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Jon Cheigh, vice president of the Fund, and executive vice president of the advisor and head of the global real estate investment team, replaced Scott Crowe, who resigned in May 2012. Mr. Cheigh joined the advisor in 2005 and assumed portfolio management responsibilities with respect to the Fund. Prior to joining the advisor, Mr. Cheigh was a vice president and senior research analyst for Security Capital Group.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don't share

For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share

For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share

For our affiliates to market to you—	No	We don't share

For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SA, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Jon Cheigh
Vice president

Luke Sullivan
Vice president

Jason Yablon
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—APFAX
C—APFCX
I—APFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Emerging Markets Real Estate Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

EMERGING MARKETS REAL ESTATE FUND

280 PARK AVENUE

NEW YORK, NY 10017

Semiannual Report April 30, 2012

Cohen & Steers Emerging Markets Real Estate Fund

APFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: June 29, 2012